Provisions for pensions and similar obligations (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other similar obligations
Experience adjustments arising from plan assets and liabilities - Other Similar Obligations
Experience in Net Assets Adjustments	R$ 303,504	R$ 718,628	R$ 581,755